Cover	May 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2026
Entity File Number	001-42936
Entity Registrant Name	Functional Brands Inc.
Entity Central Index Key	0001837254
Entity Tax Identification Number	85-4094332
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6400 SW Rosewood Street
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	800
Local Phone Number	245-8282
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value share
Trading Symbol	MEHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false